Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Cash Flow from Operating Activities
Net loss	$ (138,806)	$ (8,760)	$ (20,415)	$ (1,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for consulting services - related party	135,000
Expenses paid by related party		3,960	3,960
Changes in operating assets and liabilities
Increase (decrease) in accounts payable	306	(2,500)	(2,200)	1,200
Net Cash Used in Operating Activities	(3,500)	(7,300)	(18,655)
Cash Flows from Financing Activities
Proceeds from related party	3,500	7,300	18,655
Net Cash Provided by Financing Activities	3,500	7,300	18,655
Net change in cash
Cash at beginning
Cash at end
Supplemental Disclosure of Interest and Income Taxes Paid:
Interest paid
Income taxes paid
Non-Cash Financing Activities:
Related party debt forgiven		3,420	3,420
Preferred stock issued for settlement of related party debt		$ 540	$ 540